[LOGO] API Trust
--------------------------------------------------------------------------------
GROWTH FUND
CAPITAL INCOME FUND
MULTIPLE INDEX TRUST
YORKTOWN CLASSIC VALUE TRUST
TREASURIES TRUST

ANNUAL REPORT DATED MAY 31, 2002

[LOGO] API Trust

                                   CONTENTS

                     Growth Fund
                      Performance                       5
                      Schedule of Investments           6
                      Financial Statements              9

                     Capital Income Fund
                      Performance                      17
                      Schedule of Investments          18
                      Financial Statements             19

                     Multiple Index Trust
                      Performance                      27
                      Schedule of Investments          28
                      Financial Statements             29

                     Yorktown Classic Value Trust
                      Performance                      36
                      Schedule of Investments          37
                      Financial Statements             38

                     Treasuries Trust
                      Performance                      46
                      Schedule of Investments          47
                      Financial Statements             48

                     Report of Independent Accountants 55

                     Trustees and Officers             56

Dear Fellow Shareholders:

Investors have experienced some of the toughest market conditions since the 1973-74 bear market. It is never easy to see the future without a glimpse of the past. During these periods of severe market consolidation an old saying still holds true; you make most of your money in a bear market, you just don't realize it until it is over. Within this report we are pleased to present you with the portfolio holdings and the audited financial statements for American Pension Investors Trust (Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust and Treasuries Trust).

As stated in our last report, consecutive down years are rare in stock market history, and I will repeat some of these historic facts for review.

   Consecutive down years are rare in stock market history, occurring only three times since the end of WWI. The stock market fell four consecutive years from 1929 to 1932 as the greatest bubble in stock market history gave way to our nation's greatest depression; for three straight years from 1939 to 1941, as Germany and Japan overran large portions of Europe and Southeast Asia during the first half of WWII; and for two years in 1973 and 1974 as the U.S. suffered through a synchronized global recession, major political uncertainties, and a painful oil embargo. When future analysts look back on 2000-01, we think they will certainly point out that these two years share many of the problems of the multiple down year periods before them: 1) a stock market bubble, 2) a synchronized global recession, 3) political uncertainty, and 4) a military conflict. All we can say about 2001 is that we are glad it's over, and we hope 2002 mimics the more market-friendly years of 1933 (when the market rebounded 46.6%), 1942 (up 12.4%) and 1975 (up 31.5%).

American Pension Investors Trust offers you, our investors, the most diversified portfolios within the financial market place. We have enclosed a chart which shows our diversification strategy so that you may better understand the benefits of risk reduction within the API Trust funds.

MANAGING MARKET RISK IS THE CRUCIAL OBJECTIVE OF OUR INVESTMENT MANAGEMENT OPERATIONS.

                                    [GRAPHIC]

RECAP OF EVENTS

The past twelve months were characterized by a weak business environment and declining earnings in the wake of September 11, 2001, followed by increasing optimism about our economic rebound that has taken hold in recent months. Economic statistics released in March caused many economists to embrace the outlook for a strong U.S. economic recovery. Personal income and spending rose, as did indexes for housing starts, existing home sales, and consumer confidence. And the nation's gross domestic product for the fourth quarter was revised upward, indicating a surprising 1.7% gain followed by continued strong surge of +5% for the first quarter of 2002.

The equity market decline, which started in 2000 with the bursting of the Information Technology and Telecommunication sector bubble, expanded to all sectors of the U.S. economy during the year 2001. For the twelve months ended May 31, 2002, large cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P Midcap 400 Index and the Russell 2000 Index, respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by over 1%, as measured by the S&P 500 Barra Value Index versus the S&P 500 Barra Growth Index.

STRATEGIES AFFECTING FISCAL YEAR 2002 RESULTS:

Growth Fund, Capital Income Fund, Multiple Index Trust and Yorktown Classic Value Trust.

We believe in owning the best investment opportunities in each and every sector and sub-sector of the financial markets. As you read through the investments in each of the portfolios, you will find investments in literally every market and every major stock exchange worldwide. With few exceptions for illiquid securities and markets that are not fully free markets, such as Russia, you own more of what is good in this world's market than any other fund. We strongly believe more is better.

We have found that portfolios that hold fewer securities than the actual benchmark to which they are compared tend to be more volatile, and fail over the long-term to achieve superior performance. Our strategy is simple, buy the best . . . whether it's individual securities, indexed securities or specialized funds.

STRATEGIES AFFECTING FISCAL YEAR 2002 RESULTS:

Treasuries Trust

From its inception on July 2, 1997, the Treasuries Trust has produced an annualized rate of return of 6.56%. These have been very turbulent times within the fixed income marketplace. As the Federal Reserve Board has made numerous increases in short-term interest rates (6 increases through May, 2000), it has become necessary to position the Treasuries Trust in both a defensive posture for the short-term until the economy slows, and then an offensive posture for long-term capital appreciation for the year 2002. We see the benefits of a low inflationary, moderate growth economy as being the best case scenario for Treasuries Trust investors.

VIEWS AT A GLANCE

  . Sustainable Economic Recovery. We expect a sustainable, piece-by-piece U.S. recovery with low inflation, not a V or a double dip. We expect oil prices to fall and the Fed to remain accommodative

     (roughly in line with current market expectations), allowing the recovery to broaden gradually into business investment. The drivers are good ones - low inflation, strong productivity growth, more stable currencies, and reasonable earnings growth expectations. The economy is acting as if it is at relatively full employment, explaining the growth in personal income and consumption. We expect some weakness in housing in 2002, an aftermath of the deflationary pressures of 1997-01.

  . More Stable Currencies. We think the dollar, euro, and yen have entered a more stable phase, allowing better allocations of global capital. We expect a "strong and stable" dollar in trade-weighted terms and relative to gold and average commodity prices. We think the yen and euro will be more stable than in the late 1990s, averaging 132 yen per dollar and 88 cents per euro.

  . Other Encouraging Signs. Central banks in the U.S. and Europe quickly lowered interest rate expectations after the March hike, one of our principal cautions in March. In contrast with 2000, the oil price spike has been correctly identified by governments and central banks as a contractionary force rather than an inflationary one, suggesting less damage than in 2000.

  . Low Inflation, Limited Pricing Power. The strength of the dollar should continue to limit pricing power and inflation. The recent rise in the price of gold is a constructive reduction in the deflation pressures of 2001, not an inflation signal. Unless the dollar weakens substantially (which we don't expect), prices should stabilize at reduced levels rather than return to their higher, pre-deflation levels.

  . Mild Recovery in Europe. We think Europe's economy bottomed and is beginning to recover, aided by the U.S. recovery and an accommodative European Central Bank. We expect 1.6% real growth in 2002 and 2.6% in 2003.

  . Japan Improving. We changed to a positive view on Japan. The combination of risking raw materials prices, the U.S. recovery, and massive yen liquidity should be enough to break Japan's deflation spiral, allowing economic growth and equity market gains. We look for 0% real growth in 2002 and 1.5% in 2003 (both well above consensus).

  . Emerging Markets. In Asia, we expect the economic recovery to expand, supported by growth in the U.S., China, Korea, and Japan as the deflation problems subside. In Latin America, the cost of capital is very high due in part to currency instability, Argentina's devaluation, and political uncertainties. We don't think the IMF or G7 proposals to address the sovereign debt burden will be effective. Brazil's high 18.5% base interest rate is one of the key issues in our cautious outlook on South America. The strength of the global recovery will be an important factor in Latin economic recoveries and in their financial market performance.

GOING FORWARD

The opportunity for significant capital appreciation in the equity markets is always best when investment sentiment is darkest. The light at the end of the tunnel shines bright for those that look to the future when the economy begins to improve. We believe the markets are bargain priced at current levels. Sales and earnings growth should begin to improve this fall and by early next year, could be advancing at a strong and sustainable growth rate. Overseas markets that have declined approximately 40%-60%, and domestic market sectors such as U.S. Growth funds, which are down roughly half, should rebound significantly from current levels. As a result we see significant opportunities as we enter the second half of 2002.

PricewaterhouseCoopers LLP, independent accountants for the API Trust mutual funds, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 2002 accompany this report.

Thank you for your continued confidence. We look forward to the future with your support.

Best regards,
/s/ David D. Basten
David D. Basten
President

July 11, 2002

                                    [CHART]


                                  Growth Fund

          Comparison of change in value of $10,000 in the Growth Fund, MSCI World Index and the Consumer Price Index, year ended May 31.

      Growth Fund  Consumer Price Index  MSCI World Index
      -----------  --------------------  ----------------
1992    $10,000          $10,000             $10,000
1993     11,303           10,322              11,445
1994     12,275           10,558              12,606
1995     13,659           10,895              13,985
1996     16,532           11,210              16,554
1997     17,907           11,460              19,462
1998     21,275           11,654              29,444
1999     22,992           11,897              26,618
2000     28,551           12,276              30,330
2001     23,738           12,720              25,891
2002     19,487           12,703              22,722

AVERAGE ANNUAL TOTAL RETURN
---------------------------
1 Year    5 Year  10 Year
--------  ------  -------
(19.17)%  1.70%    6.90%


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 May 31, 2002


                                                 Shares    Value
                                                 ------    -----
            MUTUAL FUNDS -- 43.40%
            Emerging Markets Funds -- 2.11%
            Harris Insight Emerging Markets Fund 127,433 $  985,065
                                                         ----------
            European Region Funds -- 2.89%
            Vanguard European Index Fund          52,891  1,064,701
            Vontobel Eastern Europe Equity Fund   33,112    282,450
                                                         ----------
                                                          1,347,151
                                                         ----------
            Global Funds -- 1.41%
            Oakmark Global Fund                   43,988    660,264
                                                         ----------
            International Funds -- 12.27%
            Morgan Grenfell International Select
             Equity Fund                         123,446  1,975,150
            Oakmark International Fund            41,180    681,537
            Oakmark International Small Cap Fund  51,858    711,495
            PIMCO RCM International Growth
             Equity Fund                          43,936    383,568
            Vanguard Tax Managed International
             Fund                                141,721  1,136,605
            Vontobel International Equity Fund    62,292    839,701
                                                         ----------
                                                          5,728,056
                                                         ----------
            Large Cap Growth Funds -- 0.82%
            American Century Ultra Fund           14,697    384,333
                                                         ----------
            Latin American Funds -- 2.51%
            T. Rowe Price Latin America Fund     124,223  1,172,671
                                                         ----------
            Mid Cap Core Funds -- 0.64%
            Vanguard Index Trust Extended Market
             Portfolio                            13,187    300,012
                                                         ----------
            Mid Cap Growth Funds -- 3.49%
            BrownIA Small Cap Growth Fund         20,408    168,571
            Harris Insight Small Cap Opportunity
             Fund                                 25,406    470,783
            Legg Mason Special Investment Trust   26,034    988,545
                                                         ----------
                                                          1,627,899
                                                         ----------

                                                 Shares     Value
                                                 ------     -----
            Mid Cap Value Funds -- 0.72%
            Boston Partners Mid Cap Value Fund    28,544 $   335,110
                                                         -----------
            Multi Cap Core Funds -- 4.55%
            Legg Mason Value Trust                33,165   1,669,534
            Vanguard Index Trust Total Stock
             Market Portfolio                     18,574     452,280
                                                         -----------
                                                           2,121,814
                                                         -----------
            Multi Cap Value Funds -- 1.52%
            Boston Partners Large Cap Value Fund  57,976     709,054
                                                         -----------
            Pacific Region Funds -- 2.16%
            Matthews Korea Fund                  109,649     505,482
            Matthews Pacific Tiger Fund           50,352     504,532
                                                         -----------
                                                           1,010,014
                                                         -----------
            S&P 500 Funds -- 6.08%
            Deutsche S&P 500 Fund                  2,105     253,461
            Federated Index Trust Max Cap Fund    24,543     531,866
            Vanguard Index 500 Fund               20,790   2,051,434
                                                         -----------
                                                           2,836,761
                                                         -----------
            Small Cap Growth Funds -- 0.85%
            Berger Small Cap Growth --
             Institutional                        85,324     215,870
            Neuberger & Berman Millennium Fund    14,035     180,351
                                                         -----------
                                                             396,221
                                                         -----------
            Small Cap Value Funds -- 1.38%
            American Century Small Cap Value
             Fund                                 74,515     643,815
                                                         -----------
               Total Mutual Funds
                (cost $19,686,726)                        20,258,240
                                                         -----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                                 May 31, 2002

                                                         Shares   Value
                                                         ------   -----
CLOSED END FUNDS -- 1.75%
Asia Pacific Fund                                        21,000 $  231,000
Chile Fund                                               10,000     84,600
China Fund                                               21,000    315,210
Templeton Dragon Fund                                    20,000    188,600
                                                                ----------
   Total Closed End Funds (cost $663,013)                          819,410
                                                                ----------
COMMON STOCKS -- 25.71%
Auto/Truck -- 1.33%
Ford Motor Co.                                           24,000    423,600
Paccar, Inc.                                              4,500    199,080
                                                                ----------
                                                                   622,680
                                                                ----------
Banks -- 3.08%
Citi Group                                               25,333  1,093,879
Fleet Boston Corp.                                        3,600    126,864
J. P. Morgan Chase & Co.                                  6,000    215,700
                                                                ----------
                                                                 1,436,443
                                                                ----------
Basic Materials -- Chemicals -- 0.64%
Air Products & Chemicals, Inc.                            6,000    300,900
                                                                ----------
Basic Materials -- Fabricators -- 0.45%
Novellus Systems, Inc.                                    5,000    212,400
                                                                ----------
Basic Materials -- Paper/Forestry -- 0.34%
Georgia Pacific Corp.                                     6,000    160,140
                                                                ----------
Beverages -- 0.50%
Coca Cola Co.                                             4,200    233,352
                                                                ----------
Biotechnology -- 1.04%
Biogen, Inc.                                              3,000    149,640
Gilead Sciences                                           6,000    213,960
Millennium Pharmaceuticals, Inc.                          8,000    120,720
                                                                ----------
                                                                   484,320
                                                                ----------
Communications -- 0.79%
JDS Uniphase Corp.                                       43,000    150,930
Juniper Networks, Inc.                                   10,000     92,700
Tellabs, Inc.                                            13,000    125,580
                                                                ----------
                                                                   369,210
                                                                ----------
Computers -- Hardware -- 3.02%
Apple Computer, Inc.                                      9,000    209,700
Brocade Communications Systems, Inc.                      5,800    113,970

                                                        Shares   Value
                                                        ------   -----
Dell Computer Corp.                                     15,000 $  402,750
EMC Corp.                                               34,000    246,500
International Business Machines, Inc.                    4,000    321,800
Network Appliance, Inc.                                  8,700    113,187
                                                               ----------
                                                                1,407,907
                                                               ----------
Computers -- Software -- 3.21%
Adobe Systems                                            4,400    158,840
BEA Systems, Inc.                                       12,500    134,500
Microsoft                                               10,000    510,100
Siebel Systems                                          38,000    693,500
                                                               ----------
                                                                1,496,940
                                                               ----------
Consumer Products/Services -- 0.44%
Apollo Group, Inc.                                       6,000    206,880
                                                               ----------
Diversified Technology -- 0.82%
Tyco International Limited                              17,500    384,125
                                                               ----------
Drugs -- 1.10%
AstraZeneca PLC                                          8,000    349,760
Merck & Co., Inc.                                        2,900    165,590
                                                               ----------
                                                                  515,350
                                                               ----------
Electrical Equipment -- 0.53%
Molex, Inc.                                              6,500    245,375
                                                               ----------
Electronics -- 1.28%
Atmel Corp.                                             13,200    108,504
Microchip Technology                                     7,500    224,250
Sanmina Corp.                                           23,000    264,500
                                                               ----------
                                                                  597,254
                                                               ----------
Financial Services -- 1.06%
Stilwell Financial, Inc.                                23,000    496,800
                                                               ----------
Household Products/Services -- 0.44%
Bed Bath & Beyond, Inc.                                  6,000    205,800
                                                               ----------
Restaurants/Food -- 0.52%
Starbucks Corp.                                         10,000    242,800
                                                               ----------
Retailers -- Department Stores -- 1.58%
TJX Corp.                                               35,000    738,150
                                                               ----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                                 May 31, 2002

                                        Shares   Value
                                        ------   -----
Security Brokers/Investment Bankers -- 3.54%
Goldman Sachs                            4,000    301,800
Legg Mason, Inc.                        23,000  1,270,980
Merrill Lynch & Co., Inc.                2,000     81,420
                                               ----------
                                                1,654,200
                                               ----------
   Total Common Stocks
    (cost $12,148,550)                         12,011,026
                                               ----------
EXCHANGE TRADED FUNDS -- 29.14%
i Shares MSCI Austria Index Fund        15,500    141,515
i Shares MSCI Belgium Index Fund         9,500    112,100
i Shares MSCI Brazil Index Fund          5,500     66,495
i Shares MSCI Germany Index Fund        16,700    245,156
i Shares MSCI Hong Kong Index Fund      11,000    104,610
i Shares MSCI Mexico Index Fund          8,000    129,040
i Shares MSCI Switzerland Index Fund     7,500    105,300
i Shares MSCI United Kingdom Index
 Fund                                    6,500     93,990
i Shares Russell 1000 Growth Index Fund  3,000    133,200
i Shares Russell 2000 Growth Index Fund 17,000    884,000
i Shares Russell 2000 Index Fund         5,000    484,250

The accompanying notes are an integral part of the financial statements.

                                       Shares     Value
                                       ------     -----
i Shares Russell 2000 Value Index Fund   2,000 $   281,800
i Shares Russell 3000 Growth Index
 Fund                                    7,900     285,190
i Shares S&P 100 Index Fund             50,500   2,699,730
iShares S&P 500/BARRA Growth
 Index Fund                              8,800     470,800
i Shares S&P Global 100 Exchange-
 Traded Fund                             9,500     510,055
i Shares S&P Mid Cap 400/BARRA
 Growth Index Fund                       1,600     179,936
i Shares S&P Small Cap 600 Index
 Fund                                    9,000   1,088,550
i Shares S&P Value 500/BARRA Value
 Index Fund                              9,500     505,590
i Shares Small Cap 600/BARRA Value
 Index Fund                              2,800     264,544
NASDAQ -- 100 Index Tracking
 Stock                                 100,000   3,004,000
SPDRs                                    3,900     417,300
Technology Select Sector SPDR Fund      68,000   1,245,760
Fortune 500 Index Tracking Stock         2,000     153,920
                                       ------- -----------
   Total Exchange Traded
    Funds (cost $15,493,720)                    13,606,831
                                               -----------
   Total Investments
    (cost $47,992,009)                         $46,695,507
                                               ===========

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 2002

Assets:
  Investments at value (identified cost of $47,992,009)                                        $46,695,507
  Cash                                                                                             880,262
  Other assets                                                                                      69,401
                                                                                               -----------

       Total assets                                                                             47,645,170
                                                                                               -----------

Liabilities:
  Accrued distribution fees                                                                         41,014
  Accrued advisory fees                                                                             40,963
  Fund share redemptions                                                                           249,608
  Other liabilities                                                                                 60,032
                                                                                               -----------

       Total liabilities                                                                           391,617
                                                                                               -----------

         Net Assets                                                                            $47,253,553
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   5,256,456
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $      8.99
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2002

Investment Income:
  Dividends                                                           $    422,556
  Interest                                                                  21,334
                                                                      ------------
       Total income                                                        443,890
                                                                      ------------

Expenses:
  Investment advisory fees                                                 536,666
  Distribution fees                                                        536,666
  Transfer agent fees                                                      217,431
  Custodial fees                                                            21,186
  Professional fees                                                         75,466
  Registration fees                                                         13,061
  Trustee fees                                                              21,244
  Insurance                                                                 35,652
  Shareholder reports                                                       12,450
  Miscellaneous                                                              8,006
                                                                      ------------

      Total expenses                                                     1,477,828
  Less expenses waived by investment advisor                                  (876)
                                                                      ------------

      Net expenses                                                       1,476,952
                                                                      ------------

      Net investment loss                                               (1,033,062)
                                                                      ------------

Realized and unrealized gain (loss) on investments:
  Net realized loss from security transactions                          (6,162,053)
  Capital gain distributions from mutual funds                             310,023
  Change in unrealized appreciation on investments                      (4,270,741)
                                                                      ------------

       Net realized and unrealized gain (loss) on investments          (10,122,771)
                                                                      ------------

         Net decrease in net assets resulting from operations         $(11,155,833)
                                                                      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2002 and 2001

                                                                                  2002          2001
                                                                                  ----          ----
Operations:
  Net investment loss                                                         $ (1,033,062) $ (1,234,213)
  Net realized gain (loss) from security transactions                           (6,162,053)    2,322,466
  Capital gain distributions from mutual funds                                     310,023     2,970,583
  Net change in unrealized appreciation on investments                          (4,270,741)  (16,716,823)
                                                                              ------------  ------------

       Increase (decrease) in net assets resulting from operations             (11,155,833)  (12,657,987)
                                                                              ------------  ------------
Distributions:
  From net realized gain on security transactions                               (2,817,699)   (9,615,606)
                                                                              ------------  ------------

       Decrease in net assets resulting from distributions                      (2,817,699)   (9,615,606)
                                                                              ------------  ------------
Capital share transactions:
  Proceeds from sale of 647,502 and 559,008 shares                               6,383,252     7,224,263
  Value of 274,590 and 642,792 shares issued upon reinvestment of dividends      2,701,965     9,383,497
  Cost of 1,179,519 and 1,377,010 shares redeemed                              (11,619,097)  (19,032,361)
                                                                              ------------  ------------

       Decrease in net assets resulting from capital share transactions         (2,533,880)   (2,424,601)
                                                                              ------------  ------------

       Total increase (decrease) in net assets                                 (16,507,412)  (24,698,194)
Net assets:
  Beginning of year                                                             63,760,965    88,459,159
                                                                              ------------  ------------

  End of year                                                                 $ 47,253,553  $ 63,760,965
                                                                              ============  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2002

                                                                 2002      2001      2000      1999      1998
                                                                 ----      ----      ----      ----      ----
For a share outstanding throughout each year:
Net asset value, beginning of year                             $ 11.56   $ 15.55   $ 14.19   $ 14.13   $ 13.42
                                                               -------   -------   -------   -------   -------
Income from investment operations:
  Net investment loss                                            (0.20)    (0.22)    (0.25)    (0.21)    (0.08)
  Net realized and unrealized gain (loss) on investments         (1.83)    (2.07)     3.35      1.32      2.36
                                                               -------   -------   -------   -------   -------

       Total income from investment operations                   (2.03)    (2.29)     3.10      1.11      2.28
                                                               -------   -------   -------   -------   -------
Distributions:
  From net realized gain on security transactions                (0.54)    (1.70)    (1.74)    (1.05)    (1.57)
                                                               -------   -------   -------   -------   -------

       Total distributions                                       (0.54)    (1.70)    (1.74)    (1.05)    (1.57)
                                                               -------   -------   -------   -------   -------

         Net asset value, end of year                          $  8.99   $ 11.56   $ 15.55   $ 14.19   $ 14.13
                                                               =======   =======   =======   =======   =======

Total return/(1)/                                               (17.94)%  (16.82)%   24.17%     8.46%    18.39%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)                      $47,254   $63,761   $88,459   $71,764   $77,173
  Ratio of expenses to average net assets/(2)/                    2.76%     2.42%     2.42%     2.32%     2.18%
  Ratio of net investment income (loss) to average net assets    (1.93)%   (1.63)%   (1.79)%   (1.49)%   (0.62)%
  Portfolio turnover rate                                           57%       60%       61%       86%       57%

----------

/(1)/ Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.76%, 2.57%, 2.57%, 2.58% and 2.54%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its investment objective by investing primarily in (1) mutual funds ("underlying funds") that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index ("index securities"). The Fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The Fund's investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurred on the first day of the following tax year. For the year ended May 31, 2002, $3,071,038 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until next year. Further, the Fund intends to retain realized capital gains that may be offset for federal income tax purposes against available capital loss carryforwards. As of May 31, 2002, the Fund had $3,139,828 of capital loss carryforwards which expire in 2010.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued



2. Significant Accounting Policies, continued:

     Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions on a tax basis differ from those reflected in the accompanying financial statements. For tax purposes, net assets at May 31, 2002 consist of:

            Unrealized appreciation                    $ 3,356,035
            Unrealized depreciation                     (7,723,575)
                                                       -----------
            Net unrealized appreciation (depreciation)  (4,367,540)
            Capital loss carryforwards                  (3,139,828)
                                                       -----------
            Distributable earnings                      (7,507,368)
            Paid-in-capital                             54,760,921
                                                       -----------
            Net assets                                 $47,253,553
                                                       ===========

     For tax purposes, distributions from the Fund during the year ended May 31, 2002 are classified as follows:

            Long-term capital gain                        $2,817,699
                                                          ----------
            Total distributions                           $2,817,699
                                                          ==========

     Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital accounts and distributions. For the year ended May 31, 2002, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss or expiring capital loss carryforwards. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

           Undistributed net investment income           $1,033,062
           Undistributed net realized gain                 (146,139)
           Paid-in-capital                                 (886,923)

     At May 31, 2002, the cost of investments for federal income tax purposes was $51,063,047.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued



2. Significant Accounting Policies, continued:

     the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note
   4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2002, the Advisor waived $876 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2002, the Distributor received $876 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued



5. Investment Activity:

   For the year ended May 31, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $30,062,261 and $35,998,267, respectively.

6. Composition of Net Assets:

   At May 31, 2002, net assets consisted of:

Paid-in capital                                                                $54,760,921
Accumulated net realized loss from security transactions                        (6,210,866)
Unrealized depreciation on investments                                          (1,296,502)
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $47,253,553
                                                                               ===========

                                    [CHART]

                              Capital Income Fund

      Comparison of change in value of $10,000 in the Capital Income Fund, MSCI World Index and the Consumer Price Index, year ended May 31.

       Capital Income Fund     Consumer Price Index   MSCI World Index
       -------------------     --------------------   ----------------
1992         $10,000                $10,000               $10,000
1993          10,970                 10,322                11,445
1994          11,499                 10,556                12,606
1995          12,999                 10,895                13,985
1996          15,294                 11,210                16,554
1997          18,724                 11,460                19,462
1998          23,543                 11,654                23,444
1999          25,003                 11,897                26,618
2000          27,366                 12,276                30,330
2001          24,189                 12,720                25,891
2002          22,424                 12,703                22,722


AVERAGE ANNUAL TOTAL RETURN
---------------------------
1 Year   5 Year  10 Year
-------  ------  -------
(8.69)%  3.74%    8.41%


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 May 31, 2002


                                                   Shares   Value
                                                   ------   -----
           MUTUAL FUNDS -- 38.87%
           Equity Income Funds -- 17.41%
           Scudder-Dreman High Return Fund         37,932 $1,432,319
           T. Rowe Price Equity Income Fund        13,268    320,446
                                                          ----------
                                                           1,752,765
                                                          ----------
           International Funds -- 4.28%
           Vanguard Developed Markets Index Fund   60,301    431,156
                                                          ----------
           Multi Cap Core Funds -- 0.58%
           Vanguard Index Trust Total Stock Market
            Portfolio                               2,378     57,922
                                                          ----------
           Pacific Region Funds -- 9.84%
           Matthews Asian Growth & Income Fund     40,322    449,597
           T. Rowe Price New Asia Fund             79,104    541,074
                                                          ----------
                                                             990,671
                                                          ----------
           S&P 500 Funds -- 6.76%
           Federated Index Trust Max Cap Fund      16,226    351,638
           Vanguard Index 500 Fund                  3,336    329,172
                                                          ----------
                                                             680,810
                                                          ----------
              Total Mutual Funds
               (cost $4,062,188)                           3,913,324
                                                          ----------
           COMMON STOCKS -- 27.11%
           Banks -- 3.42%
           B B & T Corp.                            3,200    120,256
           Citi Group                               2,300     99,314
           Greater Bay Bancorp                      3,800    124,982
                                                          ----------
                                                             344,552
                                                          ----------
           Basic Materials -- Fabricators -- 1.00%
           Vulcan Materials                         2,100    100,443
                                                          ----------
           Basic Materials -- Paper/Forestry -- 1.12%
           Plum Creek Timber Co.                    3,700    112,369
                                                          ----------
           Diversified Technology -- 3.81%
           Tyco International Limited              17,500    384,125
                                                          ----------
           Energy -- Oil -- 2.56%
           Amerada Hess Corp.                       1,800    148,050
           Marathon Oil Corp.                       4,000    109,680
                                                          ----------
                                                             257,730
                                                          ----------
           Financial Services -- 0.95%
           MBIA, Inc.                               1,700     95,387
                                                          ----------

The accompanying notes are an integral part of the financial statements.

                                                Shares    Value
                                                ------    -----
             Food Products -- 0.99%
             Hershey Foods Corp.                 1,500 $   100,095
                                                       -----------
             Home Construction/Manufacturing -- 1.24%
             Beazer Homes USA                    1,600     125,152
                                                       -----------
             Insurance -- 3.68%
             Alfa Corporation                    5,000     137,400
             Jefferson Pilot Corp.               2,300     109,503
             MGIC Investment Group               1,700     123,726
                                                       -----------
                                                           370,629
                                                       -----------
             Retailers -- Department Stores -- 1.17%
             Sears, Roebuck and Co.              2,000     118,100
                                                       -----------
             S & L's/Thrifts -- 1.31%
             Washington Mutual                   3,400     132,158
                                                       -----------
             Tobacco -- 1.08%
             Loews Corp.                         1,900     108,490
                                                       -----------
             Transportation -- Equipment Leasing -- 1.06%
             Anixter International               3,800     106,970
                                                       -----------
             Transportation -- Marine -- 1.31%
             Teekay Shipping                     3,300     131,736
                                                       -----------
             Utilities -- Electric -- 2.41%
             El Paso Electric Co.                8,000     117,840
             Scana Corp.                         4,000     125,040
                                                       -----------
                                                           242,880
                                                       -----------
                Total Common Stocks
                 (cost $2,530,467)                       2,730,816
                                                       -----------
             EXCHANGE TRADED FUNDS --
               34.02%
             i Shares MSCI Australia Index Fund 40,000     420,800
             i Shares MSCI Canada Index Fund    33,000     373,890
             i Shares MSCI Germany Index Fund   25,000     367,000
             i Shares MSCI France Index Fund    20,000     372,000
             i Shares MSCI Mexico Index Fund    12,500     201,625
             NASDAQ -- 100 Index Tracking Stock  5,100     153,204
             SPDRs                              13,500   1,444,500
             Financial Select Sector SPDR Fund   3,500      92,330
                                                       -----------
                Total Exchange Traded Funds
                 (cost $4,215,246)                       3,425,349
                                                       -----------
                Total Investments
                 (cost $10,807,901)                    $10,069,489
                                                       ===========

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 2002

Assets:
  Investments at value (identified cost of $10,807,901)                                        $10,069,489
  Cash                                                                                             358,026
  Other assets                                                                                      84,869
                                                                                               -----------

       Total assets                                                                             10,512,384
                                                                                               -----------
Liabilities:
  Accrued distribution fees                                                                          4,306
  Accrued advisory fees                                                                              4,498
  Fund share redemptions                                                                            22,700
  Other liabilities                                                                                 14,265
                                                                                               -----------

       Total liabilities                                                                            45,769
                                                                                               -----------

         Net assets                                                                            $10,466,615
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)     683,556
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     15.31
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2002

Investment income:
  Dividends                                                           $  98,641
  Interest                                                               10,077
                                                                      ---------
       Total income                                                     108,718
                                                                      ---------
Expenses:
  Investment advisory fees                                               56,286
  Distribution fees                                                      46,905
  Transfer agent fees                                                    58,065
  Custodial fees                                                          6,267
  Professional fees                                                      14,929
  Registration fees                                                      13,186
  Trustee fees                                                            2,717
  Insurance                                                               5,748
  Shareholder reports                                                     2,934
  Miscellaneous                                                           3,262
                                                                      ---------
       Total expenses                                                   210,299
  Less expenses waived by investment advisor and distributor             (9,947)
                                                                      ---------

      Net expenses                                                      200,352
                                                                      ---------

      Net investment loss                                               (91,634)
                                                                      ---------

Realized and unrealized gain (loss) on investments:
  Net realized loss from security transactions                         (130,522)
  Capital gain distributions from mutual funds                            9,022
  Change in unrealized appreciation on investments                     (558,109)
                                                                      ---------

       Net realized and unrealized gain (loss) on investments          (679,609)
                                                                      ---------

         Net decrease in net assets resulting from operations         $(771,243)
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2002 and 2001

                                                                                  2002         2001
                                                                                  ----         ----
Operations:
  Net investment loss                                                         $   (91,634) $   (28,920)
  Net realized loss from security transactions                                   (130,522)     (70,228)
  Capital gain distributions from mutual funds                                      9,022      294,945
  Net change in unrealized appreciation on investments                           (558,109)  (1,502,752)
                                                                              -----------  -----------

       Decrease in net assets resulting from operations                          (771,243)  (1,306,955)
                                                                              -----------  -----------
Distributions:
  From net investment income                                                       (3,660)     (40,712)
  From net realized gain on security transactions                                 (10,381)  (1,865,119)
                                                                              -----------  -----------

       Decrease in net assets resulting from distributions                        (14,041)  (1,905,831)
                                                                              -----------  -----------
Capital share transactions:
  Proceeds from sale of 221,061 and 179,163 shares                              3,397,681    3,537,560
  Value of 822 and 93,831 shares issued upon reinvestment of dividends             12,548    1,654,234
  Cost of 139,938 and 156,406 shares redeemed                                  (2,110,199)  (3,101,584)
                                                                              -----------  -----------

       Increase in net assets resulting from capital share transactions         1,300,030    2,090,210
                                                                              -----------  -----------

       Total increase (decrease) in net assets                                    514,746   (1,122,576)
Net assets:
  Beginning of year                                                             9,951,869   11,074,445
                                                                              -----------  -----------

  End of year                                                                 $10,466,615  $ 9,951,869
                                                                              ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2002

                                                                 2002      2001      2000     1999     1998
                                                                 ----      ----      ----     ----     ----
For a share outstanding throughout each year:
Net asset value, beginning of year                             $ 16.54   $ 22.83   $ 23.03  $ 22.96  $ 19.92
                                                               -------   -------   -------  -------  -------
Income from investment operations:
  Net investment income (loss)                                   (0.13)     0.03      0.15     0.02     0.16
  Net realized and unrealized gain (loss) on investments         (1.07)    (2.37)     1.90     1.38     4.64
                                                               -------   -------   -------  -------  -------

       Total income (loss) from investment operations            (1.20)    (2.34)     2.05     1.40     4.80
                                                               -------   -------   -------  -------  -------
Distributions:
  From net investment income                                     (0.01)    (0.16)    (0.50)      --    (0.30)
  From net realized gain on security transactions                (0.02)    (3.79)    (1.75)   (1.33)   (1.46)
                                                               -------   -------   -------  -------  -------

       Total distributions                                       (0.03)    (3.95)    (2.25)   (1.33)   (1.76)
                                                               -------   -------   -------  -------  -------

         Net asset value, end of year                          $ 15.31   $ 16.54   $ 22.83  $ 23.03  $ 22.96
                                                               =======   =======   =======  =======  =======

Total return/(1)/                                                (7.30)%  (11.32)%    9.49%    6.57%   25.30%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)                      $10,467   $ 9,952   $11,074  $13,823  $11,592
  Ratio of expenses to average net assets/(2)/                    2.13%     1.84%     1.43%    1.34%    1.47%
  Ratio of net investment income (loss) to average net assets    (0.97)%   (0.27)%    0.82%    0.09%    0.80%
  Portfolio turnover rate                                           30%       89%       53%      79%      33%

----------

/(1)/  Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.24%, 2.09%, 1.84%, 1.94% and 2.07%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The fund seeks to achieve its investment objectives by investing at least 65% of its assets in (1) mutual funds ("underlying funds") that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index ("index securities"). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The Fund's investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurred on the first day of the following tax year. For the year ended May 31, 2002, $121,633 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until next year. Further, the Fund intends to retain realized capital gains that may be offset for federal income tax purposes against available capital loss carryforwards. As of May 31, 2002, the Fund had $28,088 of capital loss carryforwards which expire in 2010.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions on a tax basis differ from those reflected in the accompanying financial statements. For tax purposes, net assets at May 31, 2002 consist of:

           Unrealized appreciation                       $   420,262
           Unrealized depreciation                        (1,280,307)
                                                         -----------
           Net unrealized appreciation (depreciation)       (860,045)
           Capital loss carryforwards                        (28,088)
                                                         -----------
           Distributable earnings                           (888,133)
           Paid-in-capital                                11,354,748
                                                         -----------
           Net assets                                    $10,466,615
                                                         ===========

     For tax purposes, distributions from the Fund during the year ended May 31, 2002 are classified as follows:

             Ordinary income                               $ 7,325
             Long-term capital gain                          6,716
                                                           -------
             Total distributions                           $14,041
                                                           =======

     Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital accounts and distributions. For the year ended May 31, 2002, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss or expiring capital loss carryforwards. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

            Undistributed net investment income           $ 91,634
            Undistributed net realized gain                  1,624
            Paid-in-capital                                (93,258)

     At May 31, 2002, the cost of investments for federal income tax purposes was $10,929,534.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPTIAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:


  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2002, the Advisor waived $7,368 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Distributors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD. During the year ended May 31, 2002, the Distributor waived $2,579 of its fees.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2002, the Distributor received $7,368 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $3,800,034 and $2,689,627, respectively.

6. Composition of Net Assets:

   At May 31, 2002, net assets consisted of:

   Paid-in capital                                                               $11,354,748
   Accumulated net realized loss from security transactions                         (149,721)
   Unrealized depreciation on investments                                           (738,412)
                                                                                 -----------
        Net assets applicable to outstanding shares of beneficial interest       $10,466,615
                                                                                 ===========

                                    [CHART]

                              Multiple Index Trust

     Comparison of change in value of $10,000 in the Multiple Index Trust,
         MSCI World Index and the Consumer Price Index, for the period
           July 2, 1997 (Commencement of Operations) to May 31, 2002.

            Multiple Index Trust   Consumer Price Index    MSCI World Index
            --------------------   --------------------    ----------------
 7/2/97            $10,000               $10,000               $10,000
5/31/98             11,199                10,156                11,472
5/31/99             13,158                10,368                13,026
5/30/00             15,719                10,699                14,842
5/31/01             13,084                11,085                12,670
5/31/02             11,444                11,071                11,119


AVERAGE ANNUAL TOTAL RETURN
---------------------------
 1 Year   Since Inception
--------  ---------------
(18.16)%        1.43%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 2002

                                                     Shares   Value
                                                     ------   -----
         MUTUAL FUNDS -- 38.11%
         Emerging Markets Funds -- 0.70%
         Vanguard International Index Emerging
          Markets Portfolio                          10,191 $   94,071
                                                            ----------
         Large Cap Core Funds -- 7.38%
         North Track S&P 100 Plus Portfolio          33,189    994,026
                                                            ----------
         Mid Cap Core Funds -- 2.01%
         T. Rowe Price Extended Equity Market Index
          Fund                                       28,112    270,821
                                                            ----------
         Multi Cap Core Funds -- 2.44%
         Vanguard Index Trust Total Stock Market
          Portfolio                                  13,484    328,343
                                                            ----------
         Multi Cap Growth Funds -- 1.68%
         Rydex Series Trust OTC Fund                 26,913    226,882
                                                            ----------
         Pacific Region Funds -- 0.91%
         Vanguard International Index Pacific
          Portfolio                                  16,613    122,442
                                                            ----------
         S&P 500 Funds -- 12.68%
         Federated Index Trust Max Cap Fund           4,058     87,943
         SSGA S&P 500 Index Fund                     23,934    422,437
         T. Rowe Price Equity Index Fund             22,650    650,753
         Vanguard Index Trust 500 Portfolio           5,535    546,143
                                                            ----------
                                                             1,707,276
                                                            ----------
         Science & Technology Funds -- 6.18%
         North Track Tech 100 Index Portfolio        48,304    832,280
                                                            ----------

The accompanying notes are an integral part of the financial statements.

                                                    Shares    Value
                                                    ------    -----
          Small Cap Value Funds -- 4.13%
          Vanguard Index Small Cap Value Fund       50,199 $   556,716
                                                           -----------
             Total Mutual Funds (cost $5,354,433)            5,132,857
                                                           -----------
          EXCHANGE TRADED  FUNDS -- 61.89%
          i Shares Russell 1000 Index Fund          21,000   1,194,690
          i Shares S&P 100 Index Fund               13,500     721,710
          i Shares S&P Global 100 Exchange-
           Traded Fund                               4,000     214,760
          NASDAQ -- 100 Index Tracking Stock        61,000   1,832,440
          SPDRs                                     10,000   1,070,000
          MidCap SPDRs                              15,000   1,449,000
          StreetTRACKS Dow Jones Global Titans 50
           Index Fund                                3,700     221,963
          StreetTRACKS Dow Jones US Large Cap
           Value Index Fund                          1,900     231,230
          StreetTRACKS Dow Jones US Small Cap
           Growth Index Fund                        12,200     730,658
          StreetTRACKS Dow Jones US Small Cap
           Value Index Fund                          1,900     267,710
          Fortune 500 Index Tracking Stock           3,000     230,880
          StreetTRACKS Morgan Stanley Technology
           Index Fund                                4,400     170,104
                                                           -----------
             Total Exchange Traded Funds (cost
              $9,070,586)                                    8,335,145
                                                           -----------
             Total Investments (cost $14,425,019)          $13,468,002
                                                           ===========

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 2002

Assets:
  Investments at value (identified cost of $14,425,019)                                        $13,468,002
  Cash                                                                                             904,837
  Receivable from advisor                                                                            1,158
  Other assets                                                                                      57,853
                                                                                               -----------

       Total assets                                                                             14,431,850
                                                                                               -----------

Liabilities:
  Payable for securities purchased                                                                 479,880
  Other liabilities                                                                                 16,326
                                                                                               -----------

       Total liabilities                                                                           496,206
                                                                                               -----------

         Net assets                                                                            $13,935,644
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   1,380,764
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     10.09
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2002

Investment income:
  Dividends                                                           $    82,655
  Interest                                                                 12,041
                                                                      -----------
       Total income                                                        94,696
                                                                      -----------

Expenses:
  Investment advisory fees                                                 93,532
  Transfer agent fees                                                      56,584
  Custodial fees                                                            7,567
  Professional fees                                                        20,174
  Registration fees                                                        13,963
  Trustee fees                                                              2,835
  Insurance                                                                 7,979
  Shareholder reports                                                       3,374
  Miscellaneous                                                             3,377
                                                                      -----------
       Total expenses                                                     209,385
  Less expenses waived by investment advisor                              (42,364)
                                                                      -----------
      Net expenses                                                        167,021
                                                                      -----------
      Net investment loss                                                 (72,325)
                                                                      -----------

Realized and unrealized gain (loss) on investments:
  Net realized loss from security transactions                         (2,309,669)
  Capital gain distributions from mutual funds                             49,998
  Change in unrealized appreciation on investments                       (188,173)
                                                                      -----------

       Net realized and unrealized gain (loss) on investments          (2,447,844)
                                                                      -----------

         Net decrease in net assets resulting from operations         $(2,520,169)
                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2002 and 2001

                                                                 2002         2001
                                                                 ----         ----
Operations:
 Net investment loss                                         $   (72,325) $   (51,386)
 Net realized gain (loss) from security transactions          (2,309,669)    (593,096)
 Capital gain distributions from mutual funds                     49,998      565,757
 Net change in unrealized appreciation on investments           (188,173)  (2,709,704)
                                                             -----------  -----------

       Increase (decrease) in net assets resulting
        from operations                                       (2,520,169)  (2,788,429)
                                                             -----------  -----------
Distributions:
 From net realized gain on security transactions                      --     (322,962)
 In excess of realized gains                                          --      (23,233)
                                                             -----------  -----------

       Decrease in net assets resulting from
        distributions                                                 --     (346,195)
                                                             -----------  -----------
Capital share transactions:
 Proceeds from sale of 495,441 and 490,503 shares              5,346,995    7,050,303
 Value of 24,172 shares issued upon reinvestment of
   dividends                                                          --      318,822
 Cost of 248,772 and 142,913 shares redeemed                  (2,654,843)  (1,874,995)
                                                             -----------  -----------

       Increase in net assets resulting from capital
        share transactions                                     2,692,152    5,494,130
                                                             -----------  -----------

       Total increase in net assets                              171,983    2,359,506
Net assets:
 Beginning of year                                            13,763,661   11,404,155
                                                             -----------  -----------

 End of year                                                 $13,935,644  $13,763,661
                                                             ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS
                   for the four years ended May 31, 2002 and
                      the period ended May 31, 1998/(1)/

                                                                 2002      2001      2000      1999    1998
                                                                 ----      ----      ----      ----    ----
For a share outstanding throughout the period:
Net asset value, beginning of year/period                      $ 12.14   $ 14.96   $ 12.70   $11.04   $10.00
                                                               -------   -------   -------   ------   ------
Income from investment operations:
  Net investment income (loss)                                   (0.05)    (0.05)    (0.01)   (0.01)    0.03
  Net realized and unrealized gain (loss) on investments         (2.00)    (2.43)     2.49     1.91     1.16
                                                               -------   -------   -------   ------   ------

       Total income (loss) from investment operations            (2.05)    (2.48)     2.48     1.90     1.19
                                                               -------   -------   -------   ------   ------
Distribution:
  From net investment income                                        --        --     (0.12)      --    (0.03)
  From net realized gain on security transactions                   --     (0.32)    (0.10)   (0.24)   (0.12)
  In excess of realized gains                                       --     (0.02)       --       --       --
                                                               -------   -------   -------   ------   ------

       Total distributions                                          --     (0.34)    (0.22)   (0.24)   (0.15)
                                                               -------   -------   -------   ------   ------

         Net asset value, end of year/period                   $ 10.09   $ 12.14   $ 14.96   $12.70   $11.04
                                                               =======   =======   =======   ======   ======

Total return/(2)/                                               (16.89)%  (16.76)%   19.46%   17.49%   11.99%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                    $13,936   $13,764   $11,404   $5,612   $3,080
  Ratio of expenses to average net assets/(3)/                    1.25%     1.24%     1.24%    1.23%    0.71%
  Ratio of net investment income (loss) to average net assets    (0.54)%   (0.38)%   (0.11)%  (0.09)%   0.36%
  Portfolio turnover rate                                           43%       20%       17%      35%      49%

----------

/(1)/  Commencement of operations was July 2, 1997.

/(2)/  Does not reflect contingent deferred sales charge.

/(3)/ Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.57%, 1.44%, 1.50%, 2.16% and 2.75%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies and index securities whose portfolios mirror those of one index or another of market securities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds and index securities. Mutual funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurred on the first day of the following tax year. For the year ended May 31, 2002, $2,071,671 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until next year. Further, the Fund intends to retain realized capital gains that may be offset for federal income tax purposes against available capital loss carryforwards. As of May 31, 2002, the Fund had $575,228 of capital loss carryforwards which expire in 2010.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions on a tax basis differ from those reflected in the accompanying financial statements. For tax purposes, net assets at May 31, 2002 consist of:

                Unrealized appreciation             $   483,685
                Unrealized depreciation              (3,512,624)
                                                    -----------
                Net unrealized appreciation
                  (depreciation)                     (3,028,939)
                Capital loss carryforwards             (575,228)
                                                    -----------
                Distributable earnings               (3,604,167)
                Paid-in-capital                      17,539,811
                                                    -----------
                Net assets                          $13,935,644
                                                    ===========

     Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital accounts and distributions. For the year ended May 31, 2002, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss or expiring capital loss carryforwards. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

                 Undistributed net investment income $ 72,325
                 Undistributed net realized gain      (13,266)
                 Paid-in-capital                      (59,059)

     At May 31, 2002, the cost of investments for federal income tax purposes was $16,496,690.
   d.Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive their fees and reimburse expenses of the Fund through September 30, 2002, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Fund. For the year ended May 31, 2002, the Advisor waived $42,364 of its advisory fees.

4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the period ended May 31, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $8,046,389 and $5,487,814, respectively.

6. Composition of Net Assets:

   At May 31, 2002, net assets consisted of:

Paid-in capital                                                                $17,539,811
Accumulated net realized loss from security transactions                        (2,647,150)
Unrealized depreciation on investments                                            (957,017)

                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $13,935,644

                                                                               ===========

                                    [CHART]

                       Yorktown Classic Value Trust

Comparison of change in value of $10,000 in the Yorktown Classic Value Trust, the S&P 500 and the Consumer Price Index, for the period
         November 2, 1992 (Commencement of Operations) to May 31.

      Consumer Price Index  Standard & Poor's 500  Yorktown Classic Value Trust
      --------------------  ---------------------  ----------------------------
1992         $10,000                  10,000                    10,000
1993          10,169                  10,946                    10,340
1994          10,402                  11,412                    10,129
1995          10,733                  13,716                    13,239
1996          11,044                  17,616                    14,082
1997          11,291                  22,798                    16,982
1998          11,481                  29,793                    19,192
1999          11,721                  36,062                    22,609
2000          12,094                  39,838                    24,789
2001          12,532                  35,634                    28,075
2002          12,515                  30,700                    20,799

AVERAGE ANNUAL TOTAL RETURN
---------------------------
                    Since
 1 Year   5 Year  Inception
--------  ------  ---------
(27.03)%   4.14%    7.94%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 2002



                                                         Shares   Value
                                                         ------   -----
      COMMON STOCKS -- 90.15%
      Aerospace/Defense -- 3.73%
      Boeing Company                                     18,000 $  767,700
                                                                ----------
      Auto Parts & Accessories -- 0.97%
      Magna International                                 2,800    198,800
                                                                ----------
      Banks -- 9.02%
      BB&T Corp.                                         11,000    413,380
      Citi Group                                         21,000    906,780
      J. P. Morgan Chase & Co.                           15,000    539,250
                                                                ----------
                                                                 1,859,410
                                                                ----------
      Computers -- Hardware -- 3.39%
      Cisco Systems*                                     16,000    252,480
      EMC Corp.*                                         61,500    445,875
                                                                ----------
                                                                   698,355
                                                                ----------
      Computers -- Software -- 2.41%
      Electric Data Systems                               7,000    369,740
      Siebel Systems*                                     7,000    127,750
                                                                ----------
                                                                   497,490
                                                                ----------
      Diversified Technology -- 8.20%
      Tyco International Limited                         77,000  1,690,150
                                                                ----------
      Drugs -- 1.84%
      Becton Dickinson & Co.                              5,500    206,800
      Pfizer, Inc.                                        5,000    173,000
                                                                ----------
                                                                   379,800
                                                                ----------
      Electronics -- 2.96%
      International Rectifier*                           13,000    610,610
                                                                ----------
      Energy -- Oil -- 1.55%
      Exxon Mobil Corp.                                   8,000    319,440
                                                                ----------
      Financial Services -- 16.95%
      Fannie Mae                                          6,000    480,060
      First Data Corp.                                   19,300  1,528,560
      Franklin Resources, Inc.                            5,000    217,650
      H & R Block                                         8,000    359,200
      Marsh & McLennan Cos., Inc.                         9,000    908,100
                                                                ----------
                                                                 3,493,570
                                                                ----------

* Non-income producing security
The accompanying notes are an integral part of the financial statements.

                                                          Shares     Value
                                                          ------     -----
     Food Products -- 2.95%
     Fresh Del Monte Produce                              17,000  $   412,760
     General Mills Co.                                     4,300      195,650
                                                                  -----------
                                                                      608,410
                                                                  -----------
     Hospitals/Medical Care -- 2.90%
     Anthem, Inc.*                                         5,000      354,500
     Humana, Inc.*                                        16,000      243,520
                                                                  -----------
                                                                      598,020
                                                                  -----------
     Insurance -- 2.57%
     Cigna Corporation                                     5,000      530,250
                                                                  -----------
     Medical Instruments/Supplies -- 1.53%
     Zimmer Holdings, Inc.*                                9,000      314,820
                                                                  -----------
     Packaging/Containers -- 1.70%
     Bemis Co, Inc.                                        7,000      349,300
                                                                  -----------
     Retailers -- Department Stores -- 4.67%
     TJX Corp.                                            20,000      421,800
     Wal-Mart Stores, Inc.                                10,000      541,000
                                                                  -----------
                                                                      962,800
                                                                  -----------
     Security Brokers/Investment Bankers -- 22.81%
     Bear Stearns Cos., Inc.                               9,000      540,450
     Goldman Sachs                                        23,000    1,735,350
     Lehman Brothers Holdings, Inc.                       27,600    1,683,600
     Morgan Stanley, Dean Witter, Discover & Co.           6,000      272,760
     Raymond James Financial, Inc.                        14,000      469,000
                                                                  -----------
                                                                    4,701,160
                                                                  -----------
        Total Common Stocks (cost $16,488,250)                     18,580,085
                                                                  -----------

     Exchange Traded Funds -- 9.85%
     i Shares Russell 1000 Growth Index Fund              16,000      710,400
     Financial Select SPDR Fund                           13,500      356,130
     SPDRs                                                 9,000      963,000
                                                                  -----------
        Total Exchange Traded Funds (cost $1,953,000)               2,029,530
                                                                  -----------
        Total Investments (cost $18,441,250)                      $20,609,615
                                                                  ===========

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 2002

Assets:
  Investments at value (identified cost of $18,441,250)                                        $20,609,615
  Cash                                                                                               1,850
  Other assets                                                                                      61,753
                                                                                               -----------

       Total assets                                                                             20,673,218
                                                                                               -----------

Liabilities:
  Accrued distribution fees                                                                         12,416
  Accrued advisory fees                                                                             12,416
  Borrowings for purchase of securities                                                          4,445,000
  Accrued interest expense                                                                          13,259
  Other liabilities                                                                                 19,520
                                                                                               -----------

       Total liabilities                                                                         4,502,611
                                                                                               -----------

         Net assets                                                                            $16,170,607
                                                                                               ===========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)   1,251,750
                                                                                               ===========

Net asset value and offering price per share outstanding                                       $     12.92
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2002

Investment Income:
  Dividends                                                           $   235,926
  Interest                                                                    163
                                                                      -----------
       Total income                                                       236,089
                                                                      -----------

Expenses:
  Investment advisory fees                                                156,624
  Distribution fees                                                       156,624
  Transfer agent fees                                                      63,707
  Custodial fees                                                           10,914
  Professional fees                                                        24,706
  Registration fees                                                        13,991
  Trustee fees                                                              3,008
  Insurance                                                                10,385
  Shareholder reports                                                       3,888
  Miscellaneous                                                             3,907
                                                                      -----------

      Total operating expenses                                            447,754
  Interest expense                                                        197,481
                                                                      -----------

      Total expenses                                                      645,235
                                                                      -----------

      Net investment loss                                                (409,146)
                                                                      -----------

Realized and unrealized gain (loss) on investments:
  Net realized loss from security transactions                           (857,903)
  Change in unrealized appreciation on investments                     (4,016,453)
                                                                      -----------

       Net realized and unrealized loss on investments                 (4,874,356)
                                                                      -----------

         Net decrease in net assets resulting from operations         $(5,283,502)
                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        for the year ended May 31, 2002

Cash provided (used) by financing activities:
  Sales of capital shares                                          $  5,587,635
  Repurchase of capital shares                                       (3,508,001)
                                                                   ------------
  Cash provided by capital share transactions                         2,079,634
  Cash used by borrowing, net of borrowings repaid of $10,468,000      (214,000)
                                                                   ------------
                                                                                 $ 1,865,634
Cash provided (used) by operations:
  Purchases of portfolio securities                                $(17,401,090)
  Proceeds from sales of portfolio securities                        15,963,826
                                                                   ------------
                                                                     (1,437,264)
                                                                   ------------

  Net investment loss                                                  (409,146)
  Net change in receivables/payables related to operations              (18,858)
                                                                   ------------
                                                                       (428,004)
                                                                   ------------
                                                                                  (1,865,268)
                                                                                 -----------
  Net increase in cash                                                                   366
  Cash, beginning of year                                                              1,484
                                                                                 -----------
  Cash, end of year                                                              $     1,850
                                                                                 ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2002 and 2001

                                                                                  2002         2001
                                                                                  ----         ----
Operations:
  Net investment loss                                                         $  (409,146) $   (383,998)
  Net realized gain (loss) from security transactions                            (857,903)      665,802
  Net change in unrealized appreciation on investments                         (4,016,453)    1,630,391
                                                                              -----------  ------------

       Increase (decrease) in net assets resulting from operations             (5,283,502)    1,912,195
                                                                              -----------  ------------
Distributions:
  From net realized gains on security transactions                                     --      (658,529)
                                                                              -----------  ------------

       Decrease in net assets resulting from distributions                             --      (658,529)
                                                                              -----------  ------------
Capital share transactions:
  Proceeds from sale of 381,335 and 2,338,894 shares                            5,627,650    41,461,698
  Value of 33,026 shares issued upon reinvestment of dividends                         --       620,560
  Cost of 237,956 and 2,133,151 shares redeemed                                (3,508,016)  (37,858,572)
                                                                              -----------  ------------

       Increase in net assets resulting from capital share transactions         2,119,634     4,223,686
                                                                              -----------  ------------

       Total increase (decrease) in net assets                                 (3,163,868)    5,477,352
Net assets:
  Beginning of year                                                            19,334,475    13,857,123
                                                                              -----------  ------------

  End of year                                                                 $16,170,607  $ 19,334,475
                                                                              ===========  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2002

                                                              2002      2001      2000      1999      1998
                                                              ----      ----      ----      ----      ----
For a share outstanding throughout each year:
Net asset value, beginning of year                          $ 17.44   $ 15.94   $ 16.09   $ 14.90   $ 14.23
                                                            -------   -------   -------   -------   -------
Income from investment operations:
  Net investment loss                                         (0.33)    (0.35)    (0.43)    (0.41)    (0.47)
  Net realized and unrealized gain (loss) on investments      (4.19)     2.51      1.78      2.79      2.19
                                                            -------   -------   -------   -------   -------

       Total income (loss) from investment operations         (4.52)     2.16      1.35      2.38      1.72
                                                            -------   -------   -------   -------   -------
Distributions:
  From net realized gain on security transactions                --     (0.66)    (1.50)    (1.19)    (1.05)
                                                            -------   -------   -------   -------   -------

       Total distributions                                       --     (0.66)    (1.50)    (1.19)    (1.05)
                                                            -------   -------   -------   -------   -------

         Net asset value, end of year                       $ 12.92   $ 17.44   $ 15.94   $ 16.09   $ 14.90
                                                            =======   =======   =======   =======   =======

Total return/(1)/                                            (25.92)%   13.25%     9.61%    17.80%    13.02%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)                   $16,171   $19,334   $13,857   $15,587   $13,664
  Ratio of operating expenses to average net assets/(2)/       2.59%     2.47%     2.27%     2.44%     2.54%
  Ratio of total expenses to average net assets/(3)/           3.73%     4.21%     4.00%     4.77%     5.52%
  Ratio of net investment loss to average net assets          (2.37)%   (2.13)%   (2.33)%   (2.82)%   (3.08)%
  Portfolio turnover rate                                        73%       82%      113%      187%      145%

----------

/(1)/  Does not reflect contingent deferred sales charge.

/(2)/ Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.59%, 2.47%, 2.42%, 2.60% and 2.69%, respectively.

/(3)/ Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 3.73%, 4.21%, 4.15%, 4.92% and 5.67%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization

   American Pension Investors Trust (this "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurred on the first day of the following tax year. For the year ended May 31, 2002, $455,004 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until next year. Further, the Fund intends to retain realized capital gains that may be offset for federal income tax purposes against available capital loss carryforwards. As of May 31, 2002, the Fund had $426,204 of capital loss carryforwards which expire in 2010.

     Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recog-

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     nized for financial reporting purposes. Accordingly, the composition of net assets and distributions on a tax basis differ from those reflected in the accompanying financial statements. For tax purposes, net assets at May 31, 2002 consist of:

            Unrealized appreciation                    $ 3,831,909
            Unrealized depreciation                     (2,120,879)
                                                       -----------
            Net unrealized appreciation (depreciation)   1,711,030
            Capital loss carryforwards                    (426,204)
                                                       -----------
            Distributable earnings                       1,284,826
            Paid-in-capital                             14,885,781
                                                       -----------
            Net assets                                 $16,170,607
                                                       ===========

     Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital accounts and distributions. For the year ended May 31, 2002, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss or expiring capital loss carryforwards. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

                 Undistributed net investment income $ 409,146
                 Undistributed net realized gain           (69)
                 Paid-in-capital                      (409,077)

     At May 31, 2002, the cost of investments for federal income tax purposes was $18,898,585.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

  f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2002, the balance

                       AMERICAN PENSION INVESTORS TRUST
                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     due for securities purchased through leveraging was $4,445,000. The average daily balance during the year ended May 31, 2002 was $4,889,085 or $4.25 per share, based on average shares outstanding of 1,151,001. The maximum amount of borrowings outstanding at any month-end during the year was $5,872,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

     Interest is charged at a rate of 1.50% plus the Fed Funds rate (3.3125% as of May 31, 2002). Interest expense amounted to $197,481 for the year ended May 31, 2002.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the year ended May 31, 2002, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $17,401,090 and $15,963,826, respectively.

6. Composition of Net Assets:

   At May 31, 2002, net assets consisted of:

Paid-in capital                                                                $14,885,781
Accumulated net realized loss from security transactions                          (883,539)
Unrealized appreciation on investments                                           2,168,365
                                                                               -----------
       Net assets applicable to outstanding shares of beneficial interest      $16,170,607
                                                                               ===========

                                    [CHART]


                                Treasuries Trust

       Comparison of change in value of $10,000 in the Treasuries Trust, Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index,
   for the period July 2, 1997 (Commencement of Operations) to May 31, 2002.

                                                  Lehman Brothers Intermediate
          Treasuries Trust  Consumer Price Index      Government Bond Index
          ----------------  --------------------  ----------------------------
 7/2/97       $10,000              $10,000                 $10,000
5/31/98        10,933               10,156                  10,760
5/31/99        11,492               10,368                  11,302
5/31/00        11,641               10,699                  11,641
5/31/01        13,183               11,085                  13,014
5/31/02        13,517               11,071                  14,004

AVERAGE ANNUAL TOTAL RETURN
---------------------------
1 Year   Since Inception
------  ---------------
2.17%        6.32%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 2002

                                                              Principal    Value
                                                              ---------    -----
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment, due 5/15/06 $2,062,000 $1,750,747
United States Treasury Note, 6.50%, due 5/15/05                6,566,000  7,085,641
                                                                         ----------
   Total investments (cost $8,822,538)                                   $8,836,388
                                                                         ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 2002

Assets:
  Investments at value (identified cost of $8,822,538)                                         $8,836,388
  Cash                                                                                            427,116
  Interest receivable                                                                              19,451
  Due from advisor                                                                                  6,730
  Other assets                                                                                     65,810
                                                                                               ----------

       Total assets                                                                             9,355,495
                                                                                               ----------
Liabilities:
  Other liabilities                                                                                13,414
                                                                                               ----------

       Total liabilities                                                                           13,414
                                                                                               ----------

         Net assets                                                                            $9,342,081
                                                                                               ==========

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)    890,271
                                                                                               ==========

Net asset value and offering price per share outstanding                                       $    10.49
                                                                                               ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2002

Investment income:
  Interest                                                            $ 334,999
                                                                      ---------

Expenses:
  Investment advisory fees                                               30,951
  Transfer agent fees                                                    32,649
  Custodial fees                                                          4,231
  Professional fees                                                      13,965
  Registration fees                                                      13,968
  Trustee fees                                                            2,612
  Insurance                                                               3,891
  Shareholder reports                                                     1,867
  Miscellaneous                                                           2,493
                                                                      ---------

      Total expenses                                                    106,627
  Less expenses waived by investment advisor                            (40,443)
                                                                      ---------

      Net expenses                                                       66,184
                                                                      ---------

      Net investment income                                             268,815
                                                                      ---------

Realized and unrealized gain (loss) on investments:
  Net realized gain from security transactions                          204,611
  Change in unrealized appreciation on investments                     (218,869)
                                                                      ---------

       Net realized and unrealized gain (loss) on investments           (14,258)
                                                                      ---------

         Net increase in net assets resulting from operations         $ 254,557
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2002 and 2001

                                                                                  2002         2001
                                                                                  ----         ----
Operations:
  Net investment income                                                       $   268,815  $   345,756
  Net realized gain from security transactions                                    204,611
  Net change in unrealized appreciation on investments                           (218,869)     257,842
                                                                              -----------  -----------

       Increase in net assets resulting from operations                           254,557      603,598
                                                                              -----------  -----------
Distributions:
  From net investment income                                                     (331,905)    (371,472)
                                                                              -----------  -----------

       Decrease in net assets resulting from distributions                       (331,905)    (371,472)
                                                                              -----------  -----------
Capital share transactions:
  Proceeds from sale of 479,735 and 326,788 shares                              5,074,760    3,446,787
  Value of 29,560 and 32,256 shares issued upon reinvestment of dividends         309,566      341,219
  Cost of 240,794 and 125,255 shares redeemed                                  (2,542,206)  (1,329,680)
                                                                              -----------  -----------

       Increase in net assets resulting from capital share transactions         2,842,120    2,458,326
                                                                              -----------  -----------

       Total increase in net assets                                             2,764,772    2,690,452
Net assets:
  Beginning of year                                                             6,577,309    3,886,857
                                                                              -----------  -----------
  End of year                                                                 $ 9,342,081  $ 6,577,309
                                                                              ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS
                   for the four years ended May 31, 2002 and
                      the period ended May 31, 1998/(1)/

                                                           2002    2001    2000    1999    1998
                                                           ----    ----    ----    ----    ----
For a share outstanding throughout the year/period:
Net asset value, beginning of year/period                 $10.58  $10.02  $10.53  $10.63  $10.00
                                                          ------  ------  ------  ------  ------
Income from investment operations:
  Net investment income                                     0.34    0.57    0.80    0.58    0.43
  Net realized and unrealized gain (loss) on investments    0.04    0.74   (0.68)  (0.02)   0.49
                                                          ------  ------  ------  ------  ------

       Total income from investment operations              0.38    1.31    0.12    0.56    0.92
                                                          ------  ------  ------  ------  ------
Distributions:
  From net investment income                               (0.47)  (0.75)  (0.51)  (0.64)  (0.29)
  From net realized gain on security transactions             --      --   (0.12)  (0.02)     --
                                                          ------  ------  ------  ------  ------

       Total distributions                                 (0.47)  (0.75)  (0.63)  (0.66)  (0.29)
                                                          ------  ------  ------  ------  ------

         Net asset value, end of year/period              $10.49  $10.58  $10.02  $10.53  $10.63
                                                          ======  ======  ======  ======  ======

Total return(2)                                             3.67%  13.25%   1.30%   5.11%   9.33%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)               $9,342  $6,577  $3,887  $7,504  $3,844
  Ratio of expenses to average net assets(3)                0.85%   0.85%   0.76%   0.87%   0.84%
  Ratio of net investment income to average net assets      3.45%   6.53%   6.72%   5.49%   5.85%
  Portfolio turnover rate                                    227%      0%    126%    231%      3%

----------

/(1)/ Commencement of operations was July 2, 1997.

/(2)/ Does not reflect contingent deferred sales charge.

/(3)/ Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.37%, 1.53%, 1.48%, 1.79% and 2.99%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

   a.Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean between the bid and asked prices.

   b.Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c.Federal Income Taxes

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurred on the first day of the following tax year. For the year ended May 31, 2002, $179,555 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until next year. Further, the Fund intends to retain realized capital gains that may be offset for federal income tax purposes against available capital loss carryforwards. During the year ended May 31, 2002, the Fund utilized $384,477 of capital loss carryforwards. As of May 31, 2002, the Fund had $77,421 of capital loss carryforwards which expire from 2008 to 2009.

     Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recog-

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     nized for financial reporting purposes. Accordingly, the composition of net assets and distributions on a tax basis differ from those reflected in the accompanying financial statements. For tax purposes, net assets at May 31, 2002 consist of:

             Unrealized appreciation                    $   17,703
             Unrealized depreciation                      (183,971)
                                                        ----------
             Net unrealized appreciation (depreciation)   (166,268)
             Undistributed ordinary income                  55,457
             Capital loss carryforwards                    (77,421)
                                                        ----------
             Distributable earnings                       (188,232)
             Paid-in-capital                             9,530,313
                                                        ----------
             Net assets                                 $9,342,081
                                                        ==========

     For tax purposes, distributions from the Fund during the year ended May 31, 2002 are classified as follows:

                          Ordinary income     $331,905
                                              --------
                          Total distributions $331,905
                                              ========

     At May 31, 2002, the cost of investments for federal income tax purposes was $9,002,404.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive their fees and reimburse expenses of the Fund through September 30, 2002, to the extent necessary, to limit all expenses to 0.86% of the average daily net assets of the Fund. For the year ended May 31, 2002, the Advisor waived $40,443 of its advisory fees.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the year ended May 31, 2002, purchases and sales of U.S. government obligations amounted to $17,121,590 and $14,586,976, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

6. Composition of Net Assets:

   At May 31, 2002, net assets consisted of:

Paid-in capital                                                                $9,530,313
Accumulated net investment income                                                  55,205
Accumulated net realized loss from security transactions                         (257,287)
Unrealized appreciation on investments                                             13,850
                                                                               ----------
       Net assets applicable to outstanding shares of beneficial interest      $9,342,081

                                                                               ==========

                       Report of Independent Accountants

To the Board of Trustees of American Pension Investors Trust and Shareholders of Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of cash flows of Yorktown Classic Value Trust and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust, collectively referred to as the "Funds"), at May 31, 2002, the results of each of their operations, the cash flows for Yorktown Classic Value Trust, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
June 21, 2002

                             TRUSTEES AND OFFICERS

The table below provides information about the Trust's trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

                                    Term of       Number of
                     Position(s)  Office and      API Trust                  Principal Occupation(s)
                      Held with    Length of      Portfolios           During the Past Five Years and Other
   Name and Age         Trust     Service (*)      Overseen                     Directorships Held
   ------------     ------------- ----------- ------------------ ------------------------------------------------

David D. Basten     President and Since 1985  All (consisting of President and Director, Yorktown
 Age 51             Trustee                   five portfolios)   Management & Research Company, Inc.;
                                                                 President and Director, Yorktown
                                                                 Distributors, Inc.; Vice President, The
                                                                 Travel Center of Virginia, Inc.; Partner, The
                                                                 Rivermont Company (real estate). He is the
                                                                 brother of Louis B. Basten III.

Louis B. Basten III Secretary/    Since 1993  All (consisting of Secretary/Treasurer and Director, Yorktown
 Age 59             Treasurer and             five portfolios)   Management & Research Company, Inc.;
                    Trustee                                      Secretary/Treasurer and Director, Yorktown
                                                                 Distributors, Inc.; President, Mid-State
                                                                 Insurance; Secretary/Treasurer, The Travel
                                                                 Center of Virginia, Inc.; Managing Partner,
                                                                 The Rivermont Company (real estate). He
                                                                 is the brother of David D. Basten.

Mark A. Borel       Trustee       Since 1985  All (consisting of President, Borel Construction Company,
 Age 50                                       five portfolios)   Inc.; President, Borel Properties (real estate);
                                                                 President, Borel Associates (real estate);
                                                                 Partner, James Riviera, L.L.C. (real estate);
                                                                 President, MOBOWAD, Inc. (real estate);
                                                                 Partner, New London Development
                                                                 Company (real estate); Vice-President,
                                                                 Winnbo Electric (electrical contractor);
                                                                 Partner, HAB, L.L.C. (real estate);
                                                                 President, JAMBO International
                                                                 (commercial real estate); Partner, City
                                                                 Place, LLC (commercial real estate);
                                                                 Partner, JAMBORITA, LLC (commercial
                                                                 real estate).

Stephen B. Cox      Trustee       Since 1995  All (consisting of Sole Proprietor, Legacy Logging; Vice
 Age 54                                       five portfolios)   President, Healing Harvest Forest
                                                                 Foundation (non-profit).

G. Edgar Dawson III Trustee       Since 1995  All (consisting of Shareholder, Officer and Director, Petty,
 Age 46                                       five portfolios)   Livingston, Dawson, & Richards, P.C. (law
                                                                 firm).

Wayne C. Johnson    Trustee       Since 1988  All (consisting of Director of Operations, C.B. Fleet
 Age 49                                       five portfolios)   Company, Inc. (pharmaceuticals); prior to
                                                                 April 2000, he was Director of Human
                                                                 Resources at the same company.

----------
(*) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust's investment adviser or its affiliated entities.

          ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS
             IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
                      AVAILABLE WITHOUT CHARGE UPON REQUEST
                            BY CALLING 1-800-544-6060.

                             SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                       Boston, Massachusetts 02266-8595
                                (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                        Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                       American Pension Investors Trust
                                 P.O. Box 2529
                             2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                (800) 544-6060

                            INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

                   This report is submitted for the general
                 information of the shareholders of the Trust.
               The report is not authorized for distribution to
              prospective investors in the Trust unless preceded
                  or accompanied by an effective Prospectus.

                               www.apitrust.com